PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Gravitics Inc [Member]
PropertyAndEquipmentNetLineItems [Line Items]
Depreciation and amortization expenses	$ 78	$ 91	$ 178	$ 178